DRAFT: 12/16/05
MEMORANDUM
December 16, 2005
     This Memorandum, together with Amendment No. 3 (“Amendment No. 3”) to the Schedule TO-I filed with the Securities and Exchange Commission (the “Commission”) on December 1, 2005 (as amended, the “Schedule TO”) by Arch Coal, Inc. (the “Company”), sets forth the responses of the Company to comments of the Staff of the Commission (the “Staff”) communicated by letter dated December 16, 2005 with respect to the Schedule TO.
     In connection with responding to the Staff’s comments, the Company hereby acknowledges that:
•	The Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•	Staff comments or changes to disclosures in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Offering Circular
COMMENT NO. 1:
     We note your response to our previous comment 5. Rule 13e-4(d)(1) requires the offer document to specify the consideration being offered. As you note, Rule 13e-4(f)(1)(ii) and Rule 14e-1(b) require that an offer be open for ten days following a change in the consideration being offered. While we have determined that the formula pricing mechanisms in certain circumstances are not inconsistent with these requirements, it does not appear that the pricing mechanisms proposed in this offer, which provides for a five day averaging period, is consistent with the standards set forth in our previous guidance.
RESPONSE:
     In accordance with the Staff’s comment, we have revised the formula pricing mechanism to include a ten-day averaging period, rather than a five-day averaging period.
Selected Consolidated Financial and Operating Data, page 26
COMMENT NO. 2:
     We note your response to comment 10 and we reissue the comment. Where you incorporate by reference financial statements found in other documents filed with the SEC, we require you to include in the document disseminated to investors the summary financial statements required by Item 1010(c) of Regulation M-A. See Q&A 7 in Section I.H.7 of the Division of Corporation Finance’s Manual of Publicly Available Telephone Interpretations (July 2001). Please revise to include the requested disclosure in the Offering Circular.
RESPONSE:
     In accordance with the Staff’s comment, we have included the information set forth in Items 1010(c)(2), (4) and (5) of Regulation M-A.
Interest of Directors and Officers, page 57
COMMENT NO. 3:
     We reissue comment 1 with respect to the disclosure in this section.
RESPONSE:
     In accordance with the Staff’s comment, we have revised disclosure.